Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	¥ 26,565,575	$ 3,798,827	¥ 2,500,000
Repayment of loans from related parties	12,237,278
Shanghai Xinhui [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	9,550,000		2,500,000
Repayment of loans from related parties	(354,000)
Zhongfang Zhibao [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	4,800,000
Repayment of loans from related parties	(330,000)
Botao Ma [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	500,000
Repayment of loans from related parties	(953,228)
Yuanwen Xia [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	600,000
Repayment of loans from related parties	(300,000)
Xiaowei Ren [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	600,000
Repayment of loans from related parties	(300,000)
Others [Member]
Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) [Line Items]
Collection of loan to related parties	10,515,575
Repayment of loans from related parties	¥ (10,000,050)